INCOME AND EXPENSES - Schedule of Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Late charges & fine	$ (44,640)	$ (34,557)	$ (27,781)
Loss on disposal of PPE	(12,561)	0
Total other expenses	$ (57,201)	$ (34,557)	$ (27,781)